RESULTS FROM OPERATING ACTIVITIES - Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Results from operating activities [abstract]
Cost of sales	R (3,741.5)	R (3,388.2)	R (2,937.9)
Operating costs	(3,506.5)	(3,122.5)	(2,692.1)
Movement in gold in process and finished inventories - Gold Bullion	30.4	(25.6)	3.1
Depreciation	(267.6)	(252.5)	(270.8)
Change in estimate of environmental rehabilitation	2.2	12.4	21.9
Operating cost [abstract]
Consumable stores	(1,014.9)	(880.2)	(801.0)
Labour including short term incentives	(649.6)	(598.4)	(573.0)
Electricity	(547.3)	(488.2)	(420.9)
Specialist service providers	(610.2)	(510.7)	(447.5)
Machine hire	(139.0)	(127.4)	(95.2)
Security expenses	(133.0)	(122.8)	(87.8)
Water	R (54.2)	R (57.1)	R (47.0)